INCOME TAXES - TAX RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss before income tax expense	$ (3,752)	¥ (25,802)	¥ (311,518)	¥ (910,024)
Income tax computed at PRC statutory tax rate of 25%	(938)	(6,450)	(77,881)	(227,506)
Preferential tax rates	(1,023)	(7,031)	15,955	68,685
International rate differences	(688)	(4,732)	9,401	22,365
Additional 50% tax deduction for qualified research and development expenses	(1,051)	(7,228)	(8,795)	(9,915)
Non-deductible expenses	437	3,002	6,187	2,043
Effect of changes in tax rates on deferred taxes	14,763	101,502	(33,930)	(61,978)
Changes in the valuation allowance	(11,498)	(79,052)	148,711	210,535
Income tax expense (benefit)	$ 2	¥ 11	¥ 59,648	¥ 4,229